Leases (Component of Operating Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 2,032	$ 2,383
Short-term lease expense	238	307
Total operating lease expense	$ 2,270	$ 2,690